Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized, unlimited	Unlimited	Unlimited
Common stock, shares issued	345,897,050	244,523,925
Common stock, shares oustanding	345,897,050	244,523,925